Consolidated Statement of Income (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Profit or loss [abstract]
Interest income calculated using effective interest method	$ 54,824	$ 32,573